Related Parties Transactions - Schedule of Related Parties Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Revenues – related parties			$ 509,589
OncoX [Member]
Related Party Transaction [Line Items]
Revenues – related parties			200,000
Due to related parties	[1]	35,404
FEYE [Member]
Related Party Transaction [Line Items]
Revenues – related parties			296,000
Related Party [Member]
Related Party Transaction [Line Items]
Revenues – related parties			496,000
Due from related party- Current		763,388	1,155,051
Due from related parties- Non-current, net		1,014,193	1,014,193
Less: allowance for expected credit losses accounts		(1,014,193)	(1,014,193)
Net
Due to related parties		105,704	773,045
BioFirst [Member]
Related Party Transaction [Line Items]
Revenues – related parties
Due from related party- Current	[2]	761,017	589,340
Due from related parties- Non-current, net	[3]	839,983	839,983
Rgene [Member]
Related Party Transaction [Line Items]
Due from related party- Current	[4]	2,347
Directors [Member]
Related Party Transaction [Line Items]
Due from related party- Current	[5]	24	565,711
Due to related parties	[6]		8,526
BioHopeKing Corporation [Member]
Related Party Transaction [Line Items]
Due from related parties- Non-current, net	[7]	120,210	120,210
The Jiangs [Member]
Related Party Transaction [Line Items]
Due to related parties	[8]	300	274,170
AiBtl Holding [Member]
Related Party Transaction [Line Items]
Due to related parties	[9]		348,219
Shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties	[10]		142,130
ForSeeCon [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 70,000
BioFirst Corporation (the "BioFirst") [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
GenePharm Inc. (the “GenePharm”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst Ms. Shuling Jiang, is the Chairman of Keypoint; and a member of board of directors of the Company and BioLite Inc, and a member of board of directors of BioFirst; a director and beneficial owner of more than 10% of the ABVC’s outstanding common stock Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc. Mr. Eugene Jiang is a member of board of directors of BioFirst. Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company, and a member of board of directors of BioFirst. Ms. Mei-Ling Jiang is Ms. Shuling Jiang’s sibling.
BioLite Japan [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			Entity controlled by controlling beneficiary shareholder of ABVC
BioHopeKing Corporation (“BHK”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			Entity controlled by controlling beneficiary shareholder of ABVC
AiBtl (Holding) BioPharma, Inc. (“AiBtl Holding”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			Founding shareholder of AiBtl BioPharma Inc.
Jaimes Vargas Russman [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			CEO of AiBtl BioPharma Inc.
Lion Arts Promotion, Inc. (“Lion Arts”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries			Entity controlled by the Jiangs.

[1]	As of December 31, 2025, the funds received from ForSeeCon and OncoX were initially designated for their payments of licensing fees. Upon further review, management determined that these funds did not meet the fund-raising covenant requirements under licensing agreement. Accordingly, the Company will subsequently return these funds to ForSeeCon and OncoX.
[2]

On December 31, 2023, BioLite Taiwan entered into a loan agreement with BioFirst, with a principal amount of $337,707, which bears interest at 12% per annum for the use of working capital. During the year ended December 31, 2024, the Company entered into another loan agreement with BioFirst, with a principal amount of $347,883, which bears interest at 12% per annum for the use of working capital. In 2025, the Company entered several loan agreements with BioFirst, in the aggregate of $1,406,022. These loans bear 12% per annum, with the term of 12 months. During 2025, the Company also received around $203,026 repayment. The funds were used to support BioFirst’ daily operations.

As of December 31, 2025 and 2024, the outstanding loan balance were $761,016 and $535,918, respectively; accrued interest was $212,839 and $53,422, respectively. All the outstanding principal and interests were collected on February 26, 2026.

[3]

On July 1, 2020, the Company entered into a loan agreement with BioFirst (Australia) for $361,487 to properly record R&D cost and tax refund allocation based on co-development contract executed on July 24, 2017. The loan was originally set to be mature on September 30, 2021 with an interest rate of 6.5% per annum, but on September 7, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $67,873 to meet its new project needs. On July 27, 2021, the Company repaid a loan 249,975 to BioFirst (Australia). On December 1, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $250,000 to increase the cost for upcoming projects. The loan will be matured on November 30, 2022 with an interest rate of 6.5% per annum. In 2022, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $507,000 to increase the cost for upcoming projects.  During the first quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $88,091 to increase the cost for upcoming projects. During the second quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $25,500 to increase the cost for upcoming projects. All the loans period was twelve months with an interest rate of 6.5% per annum. For accounting purpose, the due from and due to related party balances was being net off. As of December 31, 2025 and 2024, the outstanding loan balances and allocated research fee were both amounted to $681,185, and accrued interest balances were both amounted $158,798.

The business conditions of BioFirst (Australia) deteriorated and, as a result, the Company recognized expected credit losses of $839,983 for the year ended December 31, 2023. The Company stopped accruing interest income recognizing such losses.

[4]

On June 16, 2022, the Company entered into a one-year convertible loan agreement with Rgene, with a principal amount of $1,000,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.

As of December 31, 2025 and 2024, the outstanding loan balance were $0 and $500,000, respectively; and accrued interest was $0 and $63,819, respectively. Both principal and accrued interest were converted to Rgene’s common stocks.

As of December 31, 2025 and 2024, the Company has other receivables amounted $2,347 and $1,892, respectively, from Rgene due to daily operations.

[5]	The director paid certain operating expenses on behalf of the Company.
[6]	As of December 31, 2024, due to Directors amounting to $8,526 was related to the daily operating expenses in 2024 paid by the Directors of AiBtl on behalf of the entity. All balance was repaid in 2025.
[7]	On February 24, 2015, BioLite Taiwan and BioHopeKing Corporation (the “BHK”) entered into a co-development agreement, (the “BHK Co-Development Agreement”, see Note 4). The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK. As of December 31, 2025 and 2024, due from BHK was both NTD 3,941,299 (approximately $120,210 and $120,210, respectively). The business conditions of BHK deteriorated and as a result, the Company recognized expected credit losses of NTD 3,941,299 as of December 31, 2024. No recovery was made during the year ended December 31, 2025.
[8]	Since 2019, the Jiangs advanced funds to the Company for working capital purposes. As of December 31, 2025 and 2024, the outstanding balance due to the Jiangs amounted to $300 and $274,170, respectively. These loans bear no interest and are due on demand. In addition, during year ended 2025, the Company purchased a piece of land in Taiwan from Shuling Jiang, as discussed in Note 5.
[9]	On April 11, 2024, May 10, 2024, August 15, 2024, and December 24, 2024, AiBtl received short-term loans from its founding shareholder, AiBtl Holding, for the principal amounts of $40,000, $60,000, $33,732, and $214,487, respectively, for the purpose of daily operations. These loans do not bear interest and are payable on demand.
[10]	Since 2018, the Company’s shareholders have advanced funds to the Company for working capital purposes. The advances bear interest rates around 12% per annum. As of December 31, 2024, the outstanding principal and accrued interest was $142,130. Interest expenses in connection with these loans were $21,101 for the years ended December 31, 2024.